Reportable segments (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 2,157,323	$ 1,939,322	$ 1,728,332
Investments accounted for using equity method	146,425	133,140	29,466
Intangible assets other than goodwill	105,948	109,439	110,428
Goodwill	44,177	37,972	38,388
Property, plant and equipment	1,437,193	1,532,710	1,683,576
Investment property	0	0	0
Other non-current assets	19,262	24,690	33,526
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	1,734,594	1,820,007	1,945,220
CHILE [Member]
Revenue	140,764	162,477	188,592
Investments accounted for using equity method	(5,513)	0	1,535
Intangible assets other than goodwill	105,313	109,227	110,199
Goodwill	23,731	23,731	26,929
Property, plant and equipment	1,430,569	1,526,992	1,677,194
Investment property	0	0	0
Other non-current assets	19,234	24,551	33,384
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	1,573,334	1,684,501	1,849,241
Latin America and the Caribbean [Member]
Revenue	228,759	240,607	258,262
Investments accounted for using equity method	26,860	5,000	0
Intangible assets other than goodwill	0	0	0
Goodwill	6,290	86	86
Property, plant and equipment	313	234	260
Investment property	0	0	0
Other non-current assets	28	139	116
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	33,491	5,459	462
Europe [Member]
Revenue	553,396	411,807	351,353
Investments accounted for using equity method	33,318	25,009	23,410
Intangible assets other than goodwill	453	0	0
Goodwill	11,374	11,373	11,373
Property, plant and equipment	3,857	3,521	2,183
Investment property	0	0	0
Other non-current assets	0	0	0
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	49,002	39,903	36,966
North America [Member]
Revenue	441,377	416,380	439,645
Investments accounted for using equity method	15,193	13,456	12,913
Intangible assets other than goodwill	182	211	228
Goodwill	724	724	0
Property, plant and equipment	2,469	2,536	2,486
Investment property	0	0	0
Other non-current assets	0	0	26
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	18,568	16,927	15,653
Asia and others [Member]
Revenue	793,027	708,051	490,480
Investments accounted for using equity method	56,567	69,675	41,444
Intangible assets other than goodwill	0	1	1
Goodwill	2,058	2,058	0
Property, plant and equipment	1,574	1,483	1,453
Investment property	0	0	0
Other non-current assets	0	0	0
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	$ 60,199	$ 73,217	$ 42,898